Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 98.3%	Shares	Value
Aerospace & defense - 1.6%
L3Harris Technologies, Inc.	219,057	$47,057,825
TransDigm Group, Inc.	79,772	57,256,353
Auto components - 1.6%
Aptiv PLC*	918,988	103,928,353
Beverages - 1.5%
Celsius Holdings, Inc.*	294,861	29,580,456
Monster Beverage Corp.*	611,168	63,610,365
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc.*	203,522	46,077,381
Moderna, Inc.*	117,416	20,672,261
Neurocrine Biosciences, Inc.*	210,875	23,392,364
Seagen, Inc.*	402,314	56,114,756
Building products - 0.6%
Fortune Brands Innovations, Inc.	634,297	40,918,499
Capital markets - 7.7%
LPL Financial Holdings, Inc.	545,585	129,369,115
MarketAxess Holdings, Inc.	426,545	155,198,398
Moody's Corp.	276,146	89,126,122
MSCI, Inc.	226,748	120,530,167
Chemicals - 3.6%
Albemarle Corp.	442,308	124,487,587
Corteva, Inc.	1,684,329	108,555,004
Commercial services & supplies - 4.7%
Ritchie Bros Auctioneers, Inc.(a)	1,944,040	117,556,099
Waste Connections, Inc.	1,374,517	182,673,309
Construction materials - 1.7%
Martin Marietta Materials, Inc.	297,514	106,997,935
Distributors - 1.3%
Pool Corp.	210,239	81,070,261
Electronic equipment, instruments & components - 2.6%
Cognex Corp.	1,161,706	63,591,786
Keysight Technologies, Inc.*	565,142	101,358,218
Energy equipment & services - 3.5%
Baker Hughes Co.	4,444,049	141,054,115
Halliburton Co.	2,048,309	84,431,297
Entertainment - 0.8%
Take-Two Interactive Software, Inc.*	448,957	50,835,401
Equity real estate investment trusts (REITs) - 1.9%
SBA Communications Corp.	417,627	124,256,561
Food & staples retailing - 0.5%
Casey's General Stores, Inc.	133,553	31,506,488
Food products - 0.5%
Freshpet, Inc.*	514,084	32,556,940
Health care equipment & supplies - 5.1%
DexCom, Inc.*	921,811	98,716,740
Globus Medical, Inc., Class A*	328,517	24,803,033
IDEXX Laboratories, Inc.*	189,250	90,934,625
Insulet Corp.*	237,980	68,376,414
ResMed, Inc.	194,368	44,387,820
Health care providers & services - 1.1%
Chemed Corp.	72,298	36,520,612
McKesson Corp.	88,507	33,515,831
Health care technology - 0.6%
Veeva Systems, Inc., Class A*	218,156	37,206,506
Hotels, restaurants & leisure - 8.4%
Caesars Entertainment, Inc.*	1,380,587	71,873,359
Chipotle Mexican Grill, Inc.*	65,471	107,790,145
Hyatt Hotels Corp., Class A*	1,102,949	120,353,795
Planet Fitness, Inc., Class A*	1,269,745	107,483,914
Vail Resorts, Inc.	484,014	126,976,233
Interactive media & services - 0.8%
Match Group, Inc.*	913,848	49,457,454
IT services - 3.4%
FleetCor Technologies, Inc.*	318,530	66,512,249
Global Payments, Inc.	573,976	64,698,575
Snowflake, Inc., Class A*	309,371	48,397,999
Toast, Inc., Class A*	1,542,597	34,415,339
Life sciences tools & services - 4.2%
Bio-Techne Corp.	563,925	44,922,265
Charles River Laboratories International, Inc.*	157,159	38,228,927
Mettler-Toledo International, Inc.*	53,227	81,592,733
Repligen Corp.*	317,796	58,887,599
West Pharmaceutical Services, Inc.	168,083	44,642,845
Machinery - 2.5%
Chart Industries, Inc.*	505,420	67,716,171
Westinghouse Air Brake Technologies Corp.	914,675	94,952,412
Oil, gas & consumable fuels - 0.8%
Antero Resources Corp.*	1,773,092	51,135,973
Pharmaceuticals - 0.7%
Zoetis, Inc.	285,942	47,320,542
Professional services - 2.1%
Booz Allen Hamilton Holding Corp.	528,123	49,981,561
TransUnion	1,146,876	82,288,353
Road & rail - 1.9%
Old Dominion Freight Line, Inc.	368,975	122,957,229
Semiconductors & semiconductor equipment - 7.0%
Enphase Energy, Inc.*	399,746	88,495,769
Entegris, Inc.	1,035,243	83,554,463
Marvell Technology, Inc.	2,042,674	88,141,383
Monolithic Power Systems, Inc.	254,109	108,392,735
Wolfspeed, Inc.*	1,053,533	81,132,576
Software - 14.4%
Bill.com Holdings, Inc.*	633,913	73,293,021
Crowdstrike Holdings, Inc., Class A*	863,311	91,424,635
Datadog, Inc., Class A*	435,353	32,568,758
Fair Isaac Corp.*	67,185	44,741,851
Five9, Inc.*	536,030	42,228,443
Fortinet, Inc.*	985,428	51,577,301
Palo Alto Networks, Inc.*	360,990	57,267,454
Paycom Software, Inc.*	340,663	110,354,372
PTC, Inc.*	591,979	79,846,128
Synopsys, Inc.*	602,870	213,265,262
Tyler Technologies, Inc.*	387,466	125,062,401
Specialty retail - 3.2%
AutoZone, Inc.*	26,061	63,558,870
Ross Stores, Inc.	456,215	53,920,051
Ulta Beauty, Inc.*	165,153	84,882,036
Textiles, apparel & luxury goods - 1.9%
Lululemon Athletica, Inc.*	390,279	119,768,820
Trading companies & distributors - 3.8%
United Rentals, Inc.*	268,979	118,606,290
W.W. Grainger, Inc.	211,957	124,944,412
Total common stocks (cost $4,324,048,066)		6,287,837,700

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.14%#	10,449,000	10,449,000
Total money market funds (cost $10,449,000)		10,449,000
Total investment portfolio (cost $4,334,497,066) - 98.5%		6,298,286,700
Other assets in excess of liabilities - 1.5%		97,353,705
Total net assets - 100.0%		$6,395,640,405

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $10,400,840 or 0.2% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.